Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 03, 2022	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table provides information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
							Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for Paul Hennessy (1) $	Compensation Actually Paid to Paul Hennessy (1)(2) $	Summary Compensation Table Total for Stan Pavlovsky (3) $	Compensation Actually Paid to Stan Pavlovsky (2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4) $	Average Compensation Actually Paid to Non-CEO NEOs(2)(4) $	Total Shareholder Return $	S&P Software & Svcs (TSR) $	Net Income (in millions) $	Adj. EBITDA (in millions) $
2022	20,883,260	21,664,800	5,913,330	-15,094,475	4,003,445	-5,820,337	127.83	107.5	76.1	218.1
2021	n/a	n/a	5,717,651	21,303,354	3,394,474	13,416,113	264.65	163.9	91.9	193.1
2020	n/a	n/a	7,025,759	16,488,485	2,418,455	5,666,638	169.71	152.2	71.8	154.9

(1)	Paul Hennessy became CEO of the Company on July 1, 2022.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2022			2021		2020
	Paul Hennessy	Stan Pavlovsky	Average Non- CEO NEOs	Stan Pavlovsky	Average Non- CEO NEOs	Stan Pavlovsky	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$20,883,260	$5,913,330	4,003,445	5,717,651	3,394,474	7,025,759	2,418,455
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(19,912,380)	$(5,636,921)	$(3,416,284)	$(4,131,482)	$(2,788,734)	$(5,583,809)	$(1,795,052)
Year-end fair value of unvested awards granted in the current year	$20,781,301	$—	$1,416,420	$5,739,210	$4,659,727	$12,118,649	$3,546,374
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(5,893,159)	$10,688,239	$6,140,739	$3,180,653	$1,566,513
Fair values at vest date for awards granted and vested in current year	$—	$—	$25,894	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(87,381)	$(3,321,003)	$(1,597,402)	$3,289,735	$2,009,907	$(252,767)	$(69,653)
Forfeitures during current year equal to prior year-end fair value	$—	$(12,049,881)	$(359,251)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$781,540	$(21,007,805)	$(9,823,783)	$15,585,703	$10,021,639	$9,462,726	$3,248,182
Compensation Actually Paid (as calculated)	$21,664,800	$(15,094,475)	$(5,820,337)	$21,303,354	$13,416,113	$16,488,485	$5,666,638
(3)	Stan Pavlovsky became CEO of the Company on April 1, 2020 and served until May 3, 2022.
(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Jonathan Oringer, Jarrod Yahes and Peter Silvio
2021: Jonathan Oringer, Jarrod Yahes and Peter Silvio
2020: Jonathan Oringer, Jarrod Yahes, Peter Silvio, Steve Ciardiello and Abraham Muchnick

Company Selected Measure Name				Adj. EBITDA
Named Executive Officers, Footnote [Text Block]
(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Jonathan Oringer, Jarrod Yahes and Peter Silvio
2021: Jonathan Oringer, Jarrod Yahes and Peter Silvio
2020: Jonathan Oringer, Jarrod Yahes, Peter Silvio, Steve Ciardiello and Abraham Muchnick

Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2022			2021		2020
	Paul Hennessy	Stan Pavlovsky	Average Non- CEO NEOs	Stan Pavlovsky	Average Non- CEO NEOs	Stan Pavlovsky	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$20,883,260	$5,913,330	4,003,445	5,717,651	3,394,474	7,025,759	2,418,455
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(19,912,380)	$(5,636,921)	$(3,416,284)	$(4,131,482)	$(2,788,734)	$(5,583,809)	$(1,795,052)
Year-end fair value of unvested awards granted in the current year	$20,781,301	$—	$1,416,420	$5,739,210	$4,659,727	$12,118,649	$3,546,374
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(5,893,159)	$10,688,239	$6,140,739	$3,180,653	$1,566,513
Fair values at vest date for awards granted and vested in current year	$—	$—	$25,894	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(87,381)	$(3,321,003)	$(1,597,402)	$3,289,735	$2,009,907	$(252,767)	$(69,653)
Forfeitures during current year equal to prior year-end fair value	$—	$(12,049,881)	$(359,251)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$781,540	$(21,007,805)	$(9,823,783)	$15,585,703	$10,021,639	$9,462,726	$3,248,182
Compensation Actually Paid (as calculated)	$21,664,800	$(15,094,475)	$(5,820,337)	$21,303,354	$13,416,113	$16,488,485	$5,666,638

Non-PEO NEO Average Total Compensation Amount				$ 4,003,445	$ 3,394,474	$ 2,418,455
Non-PEO NEO Average Compensation Actually Paid Amount				$ (5,820,337)	13,416,113	5,666,638
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:
	2022			2021		2020
	Paul Hennessy	Stan Pavlovsky	Average Non- CEO NEOs	Stan Pavlovsky	Average Non- CEO NEOs	Stan Pavlovsky	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$20,883,260	$5,913,330	4,003,445	5,717,651	3,394,474	7,025,759	2,418,455
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(19,912,380)	$(5,636,921)	$(3,416,284)	$(4,131,482)	$(2,788,734)	$(5,583,809)	$(1,795,052)
Year-end fair value of unvested awards granted in the current year	$20,781,301	$—	$1,416,420	$5,739,210	$4,659,727	$12,118,649	$3,546,374
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$(5,893,159)	$10,688,239	$6,140,739	$3,180,653	$1,566,513
Fair values at vest date for awards granted and vested in current year	$—	$—	$25,894	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(87,381)	$(3,321,003)	$(1,597,402)	$3,289,735	$2,009,907	$(252,767)	$(69,653)
Forfeitures during current year equal to prior year-end fair value	$—	$(12,049,881)	$(359,251)	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$781,540	$(21,007,805)	$(9,823,783)	$15,585,703	$10,021,639	$9,462,726	$3,248,182
Compensation Actually Paid (as calculated)	$21,664,800	$(15,094,475)	$(5,820,337)	$21,303,354	$13,416,113	$16,488,485	$5,666,638

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s cumulative TSR;

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s net income; and

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between “Compensation Actually Paid” and Performance
The following charts address the relationship between compensation “actually paid” as disclosed in the Pay vs. Performance Table and:
•	the Company’s cumulative TSR;

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance:
•	Adjusted EBITDA,
•	Adjusted EBITDA Margin,
•	Revenue, and
•	Revenue growth.
For more information, see “Executive Compensation – Compensation Discussion & Analysis” in this proxy statement. Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation.

Total Shareholder Return Amount				$ 127.83	264.65	169.71
Peer Group Total Shareholder Return Amount				107.5	163.9	152.2
Net Income (Loss)				$ 76,100,000	$ 91,900,000	$ 71,800,000
Company Selected Measure Amount				218,100,000	193,100,000	154,900,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Revenue growth
Paul Hennessy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 20,883,260
PEO Actually Paid Compensation Amount				21,664,800
PEO Name		Paul Hennessy
Stan Pavlovsky [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				5,913,330	$ 5,717,651	$ 7,025,759
PEO Actually Paid Compensation Amount				(15,094,475)	$ 21,303,354	16,488,485
PEO Name	Stan Pavlovsky		Stan Pavlovsky		Stan Pavlovsky
PEO [Member] | Paul Hennessy [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				781,540
PEO [Member] | Paul Hennessy [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(19,912,380)
PEO [Member] | Paul Hennessy [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				20,781,301
PEO [Member] | Paul Hennessy [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Paul Hennessy [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Paul Hennessy [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(87,381)
PEO [Member] | Paul Hennessy [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Paul Hennessy [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Stan Pavlovsky [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(21,007,805)	$ 15,585,703	9,462,726
PEO [Member] | Stan Pavlovsky [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,636,921)	(4,131,482)	(5,583,809)
PEO [Member] | Stan Pavlovsky [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	5,739,210	12,118,649
PEO [Member] | Stan Pavlovsky [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	10,688,239	3,180,653
PEO [Member] | Stan Pavlovsky [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Stan Pavlovsky [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,321,003)	3,289,735	(252,767)
PEO [Member] | Stan Pavlovsky [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(12,049,881)	0	0
PEO [Member] | Stan Pavlovsky [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(9,823,783)	10,021,639	3,248,182
Non-PEO NEO [Member] | Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(3,416,284)	(2,788,734)	(1,795,052)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,416,420	4,659,727	3,546,374
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,893,159)	6,140,739	1,566,513
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				25,894	0	0
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,597,402)	2,009,907	(69,653)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(359,251)	0	0
Non-PEO NEO [Member] | Dividends or Dividend Equivalents not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0	$ 0	$ 0